Related Party Transactions - Additional Information (Detail) (USD $)	1 Months Ended
	Jul. 01, 2010 Chief Executive Officer [Member]	Mar. 10, 2011 Chief Medical Officer [Member]
Loan to related party	$ 115,000	$ 100,000
Annual interest rate of loan	2.72%	2.44%